CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IFRS Statement [Line Items]
Income tax paid	$ (2,270)	$ (2,866)	$ (3,583)
Corresponding to Controlling Company tax withholdings / advances
IFRS Statement [Line Items]
Income tax paid	(1,912)	(2,564)	(3,463)
Corresponding to subsidiaries
IFRS Statement [Line Items]
Income tax paid	$ (358)	$ (302)	$ (120)